Income Taxes - Schedule of Provision for Income Tax (10-K) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current: Federal and state			$ 97,465	$ 125,356
Current: Foreign			278,004	109,917
Total current provision/(benefit)			375,469	235,273
Current: Federal and state
Deferred: Foreign			13,188	24,478
Deferred: Valuation allowance				6,088,751
Total deferred expense (benefit)			13,188	6,113,229
Total income tax expense (benefit)	$ 21,892	$ (31,211)	$ 388,657	$ 6,348,502